TRANSAMERICA PREMIER FUNDS

Supplement Dated November 14, 2003 to
Prospectus Dated May 1, 2003, as supplemented October 1, 2003 for Class A Shares

Please retain this supplement for reference.

Change of Transfer Agent & Distributor:

Effective on December 8, 2003, the transfer agent for Transamerica Premier Funds (the “Fund”) will be changed from Boston Data Financial Services to AEGON/Transamerica Investor Services, Inc., 570 Carillon Parkway, St. Petersburg, Florida 33716. Also effective on that date, AFSG Securities Corporation, 4333 Edgewood Road NE, Cedar Rapids, Iowa 52499 will become distributor for the Fund. (The changes listed below will be effective as of December 8, 2003.)

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The following replaces the second sentence on page 23 under “Edward S. Han”:

Mr. Han is the Lead Manager of the Transamerica Premier Cash Reserve Fund and is secondary manager of Transamerica Premier High Yield Bond Fund.

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The following replaces the second sentence on page 24 under “Peter O. Lopez”:

Mr. Lopez is the Lead Manager of the Transamerica Premier High Yield Bond Fund and he manages sub-advised funds and institutional accounts in the fixed income discipline.

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The following sentence replaces the second sentence in the first paragraph on page 27 of this prospectus:

Shares purchased by investors investing $1 million or more whose broker-dealer of record waived its commission with the approval of AFSG Securities Corporation (“AFSG”) are not subject to the CDSC.

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All references throughout this prospectus to “TSSC” are replaced with “AFSG.”

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The following information replaces the information on the back cover of the prospectus:

Please replace the 5th line under the heading “To Obtain Information from Transamerica Premier Funds” with the following:

Write to Transamerica Premier Funds, P.O. Box 9035, Clearwater, FL 33758-9035.

Please replace the first line under Transamerica Premier Funds logo in the center of the page with the following:

AFSG Securities Corporation, Distributor

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Change of Custodian:

Effective October 1, 2003, the Custodian for the Transamerica Premier Funds was changed from State Street Bank and Trust Company (“State Street”) to Investors Bank & Trust Company (“IBT”), 200 Clarendon Street, 16th Floor, Boston, Massachusetts 02116.

All references in the prospectus to the Custodian as State Street are now changed to IBT.